FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-04706

                             Templeton Income Trust
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07
                           ---------


Item 1. Schedule of Investments.



Templeton Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Templeton Global Bond Fund .................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Income Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL BOND FUND                                                               PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS 79.8%
  ARGENTINA 3.3%
  Government of Argentina,
 b,c FRN, 5.475%, 8/03/12 ..............................................................         177,120,000        $   127,437,840
   d GDP Linked Security, 12/15/35 .....................................................          60,730,000  EUR        12,278,629
   d GDP Linked Security, 12/15/35 .....................................................         186,580,000             29,442,324
                                                                                                                    ----------------
                                                                                                                        169,158,793
                                                                                                                    ----------------
  AUSTRALIA 2.5%
  New South Wales Treasury Corp., 8.00%, 3/01/08 .......................................        105,000,000   AUD        88,031,004
  Queensland Treasury Corp., 07G, 8.00%, 9/14/07 .......................................         53,260,000   AUD        44,321,818
                                                                                                                    ----------------
                                                                                                                        132,352,822
                                                                                                                    ----------------
  AUSTRIA 0.7%
  Government of Austria,
     4.00%, 7/15/09 ....................................................................          4,400,000   EUR         5,872,356
     4.65%, 1/15/18 ....................................................................         23,430,000   EUR        32,011,912
                                                                                                                    ----------------
                                                                                                                         37,884,268
                                                                                                                    ----------------
  BRAZIL 6.5%
  Nota Do Tesouro Nacional,
     9.762%, 1/01/10 ...................................................................             30,065 e BRL        15,511,895
     9.762%, 1/01/12 ...................................................................            257,485 e BRL       133,016,242
     9.762%, 1/01/14 ...................................................................             78,500 e BRL        40,670,428
     10.00%, 1/01/17 ...................................................................            201,270 e BRL       104,605,163
   f Index Linked, 6.00%, 11/15/09 .....................................................             24,000 e BRL        20,140,365
   f Index Linked, 6.00%, 5/15/15 ......................................................             25,800 e BRL        21,856,685
                                                                                                                    ----------------
                                                                                                                        335,800,778
                                                                                                                    ----------------
  CANADA 4.4%
  Government of Canada,
     4.50%, 9/01/07 ....................................................................          2,350,000   CAD         2,200,245
     10.00%, 6/01/08 ...................................................................         81,845,000   CAD        80,603,694
  Province of Manitoba,
     5.75%, 6/02/08 ....................................................................         13,050,000   CAD        12,357,573
     6.375%, 9/01/15 ...................................................................         25,200,000   NZD        17,346,844
  Province of Newfoundland, 5.90%, 12/12/07 ............................................          4,800,000   CAD         4,526,722
  Province of Ontario,
     6.125%, 9/12/07 ...................................................................         79,070,000   CAD        74,365,601
     3.875%, 3/08/08 ...................................................................         32,380,000   CAD        30,176,900
     6.25%, 6/16/15 ....................................................................         10,115,000   NZD         6,897,727
                                                                                                                    ----------------
                                                                                                                        228,475,306
                                                                                                                    ----------------
  FINLAND 0.1%
  Government of Finland, 5.375%, 7/04/13 ...............................................          4,400,000   EUR         6,213,398
                                                                                                                    ----------------
  GERMANY 3.5%
  KfW Bankengruppe,
  b  FRN, 0.456%, 8/08/11 ..............................................................     16,170,000,000   JPY       132,947,960
     senior note, 8.25%, 9/20/07 .......................................................      3,005,000,000   ISK        47,911,659
                                                                                                                    ----------------
                                                                                                                        180,859,619
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 3

Templeton Income Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL BOND FUND                                                               PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  INDONESIA 6.9%
  Government of Indonesia,
     13.15%, 3/15/10 ...................................................................     33,650,000,000   IDR   $     4,291,930
     15.425%, 9/15/10 ..................................................................     23,800,000,000   IDR         3,255,481
     10.00%, 10/15/11 ..................................................................     12,660,000,000   IDR         1,519,573
     13.15%, 1/15/12 ...................................................................     10,900,000,000   IDR         1,454,334
     11.00%, 12/15/12 ..................................................................      8,700,000,000   IDR         1,094,029
     14.25%, 6/15/13 ...................................................................    194,977,000,000   IDR        27,942,212
     14.275%, 12/15/13 .................................................................    301,008,000,000   IDR        43,734,325
     11.00%, 10/15/14 ..................................................................    112,410,000,000   IDR        14,403,048
     9.50%, 6/15/15 ....................................................................     37,750,000,000   IDR         4,492,624
     10.75%, 5/15/16 ...................................................................    113,310,000,000   IDR        14,473,437
     10.00%, 7/15/17 ...................................................................    104,700,000,000   IDR        12,839,895
     15.00%, 7/15/18 ...................................................................      1,150,000,000   IDR           184,043
     11.50%, 9/15/19 ...................................................................    133,190,000,000   IDR        17,533,598
     11.00%, 11/15/20 ..................................................................    401,970,000,000   IDR        51,361,596
     12.80%, 6/15/21 ...................................................................    147,140,000,000   IDR        21,064,901
     12.90%, 6/15/22 ...................................................................     60,210,000,000   IDR         8,684,516
     11.75%, 8/15/23 ...................................................................     63,865,000,000   IDR         8,530,384
     11.00%, 9/15/25 ...................................................................    395,670,000,000   IDR        50,271,219
     12.00%, 9/15/26 ...................................................................     66,550,000,000   IDR         9,060,137
     10.25%, 7/15/27 ...................................................................    437,220,000,000   IDR        52,082,521
     FR43, 10.25%, 7/15/22 .............................................................     69,000,000,000   IDR         8,305,482
                                                                                                                    ----------------
                                                                                                                        356,579,285
                                                                                                                    ----------------
  IRAQ 1.3%
g Government of Iraq, Reg S, 5.80%, 1/15/28 ............................................        108,450,000              69,408,000
                                                                                                                    ----------------
  MALAYSIA 6.4%
  Government of Malaysia,
     8.60%, 12/01/07 ...................................................................        239,060,000   MYR        72,157,044
     3.135%, 12/17/07 ..................................................................         64,345,000   MYR        18,910,567
     3.546%, 1/11/08 ...................................................................         92,110,000   MYR        27,141,078
     3.569%, 2/14/08 ...................................................................        208,920,000   MYR        61,627,865
     7.60%, 3/15/08 ....................................................................         42,000,000   MYR        12,777,961
     3.17%, 5/15/08 ....................................................................        175,000,000   MYR        51,416,066
     6.45%, 7/01/08 ....................................................................        105,882,000   MYR        32,165,275
     4.305%, 2/27/09 ...................................................................        110,540,000   MYR        33,026,464
     7.00%, 3/15/09 ....................................................................         79,040,000   MYR        24,748,114
                                                                                                                    ----------------
                                                                                                                        333,970,434
                                                                                                                    ----------------
  MEXICO 4.9%
  Government of Mexico,
     8.00%, 12/17/15 ...................................................................          6,970,000 h MXN        66,665,135
     10.00%, 12/05/24 ..................................................................         16,120,000 h MXN       186,116,043
                                                                                                                    ----------------
                                                                                                                        252,781,178
                                                                                                                    ----------------
  NEW ZEALAND 0.3%
  Government of New Zealand,
     7.00%, 7/15/09 ....................................................................          6,888,000   NZD         5,054,321
     6.00%, 11/15/11 ...................................................................         10,837,000   NZD         7,711,170
     6.50%, 4/15/13 ....................................................................          6,650,000   NZD         4,866,309
                                                                                                                    ----------------
                                                                                                                         17,631,800
                                                                                                                    ----------------


4 | Quarterly Statement of Investments

Templeton Income Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL BOND FUND                                                               PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  PERU 1.4%
  Government of Peru,
     7.84%, 8/12/20 ....................................................................         74,675,000   PEN   $    27,903,696
     Series 7, 8.60%, 8/12/17 ..........................................................        110,435,000   PEN        42,500,223
                                                                                                                    ----------------
                                                                                                                         70,403,919
                                                                                                                    ----------------
  PHILIPPINES 0.5%
g Government of the Philippines, Reg S, 9.125%, 2/22/10 ................................         15,795,000   EUR        23,502,209
                                                                                                                    ----------------
  POLAND 5.1%
  Government of Poland,
     6.00%, 5/24/09 ....................................................................        229,820,000   PLN        83,026,285
     5.75%, 9/23/22 ....................................................................        495,970,000   PLN       181,772,458
                                                                                                                    ----------------
                                                                                                                        264,798,743
                                                                                                                    ----------------
  SINGAPORE 1.4%
  Government of Singapore,
     2.625%, 10/01/07 ..................................................................         36,725,000   SGD        24,059,486
     1.50%, 4/01/08 ....................................................................          7,500,000   SGD         4,880,077
     5.625%, 7/01/08 ...................................................................         61,985,000   SGD        42,020,183
                                                                                                                    ----------------
                                                                                                                         70,959,746
                                                                                                                    ----------------
  SLOVAK REPUBLIC 1.0%
  Government of Slovakia,
     4.95%, 3/05/08 ....................................................................        297,900,000   SKK        11,884,101
     4.80%, 4/14/09 ....................................................................        680,500,000   SKK        27,295,812
     4.90%, 2/05/10 ....................................................................         18,000,000   SKK           726,012
     7.50%, 3/13/12 ....................................................................         59,000,000   SKK         2,651,227
     4.90%, 2/11/14 ....................................................................        147,000,000   SKK         5,992,364
     5.30%, 5/12/19 ....................................................................        120,600,000   SKK         5,103,857
                                                                                                                    ----------------
                                                                                                                         53,653,373
                                                                                                                    ----------------
  SOUTH AFRICA 0.0% i
  Government of South Africa, 5.25%, 5/16/13 ...........................................          1,200,000   EUR         1,646,268
                                                                                                                    ----------------
  SOUTH KOREA 6.8%
  Government of Korea, 5.77%, 10/09/07 .................................................     27,800,000,000   KRW        30,029,154
  Korea Treasury Note,
     3.75%, 9/10/07 ....................................................................     26,550,000,000   KRW        28,514,227
     4.25%, 3/10/08 ....................................................................     15,000,000,000   KRW        16,063,944
     4.75%, 3/12/08 ....................................................................     96,800,000,000   KRW       103,985,580
     4.25%, 9/10/08 ....................................................................    166,051,330,000   KRW       177,013,674
                                                                                                                    ----------------
                                                                                                                        355,606,579
                                                                                                                    ----------------
j SUPRANATIONAL 9.3%
k European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09 ..........        485,000,000   PLN       173,044,574
  European Investment Bank,
     4.00%, 4/15/09 ....................................................................         67,500,000   SEK         9,715,332
   b senior note, FRN, 0.508%, 9/21/11 .................................................     20,970,000,000   JPY       172,345,487
  Inter-American Development Bank,
     6.00%, 12/15/17 ...................................................................         10,200,000   NZD         6,835,521
     senior note, 7.50%, 12/05/24 ......................................................      1,322,000,000   MXN       123,754,061
                                                                                                                    ----------------
                                                                                                                        485,694,975
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 5

Templeton Income Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL BOND FUND                                                               PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  SWEDEN 10.9%
  Government of Sweden,
     8.00%, 8/15/07 ....................................................................      1,990,005,000   SEK   $   290,050,146
     6.50%, 5/05/08 ....................................................................      1,706,400,000   SEK       252,650,098
     5.00%, 1/28/09 ....................................................................        179,500,000   SEK        26,341,507
                                                                                                                    ----------------
                                                                                                                        569,041,751
                                                                                                                    ----------------
  THAILAND 0.4%
  Bank of Thailand Bond,
     5.00%, 1/12/08 ....................................................................        318,407,000   THB         9,299,838
     5.375%, 4/07/08 ...................................................................         61,000,000   THB         1,793,344
     5.50%, 8/10/08 ....................................................................        260,035,000   THB         7,712,645
  Government of Thailand,
     4.125%, 2/12/08 ...................................................................         73,000,000   THB         2,122,327
     8.50%, 12/08/08 ...................................................................          8,500,000   THB           264,639
                                                                                                                    ----------------
                                                                                                                         21,192,793
                                                                                                                    ----------------
  UNITED STATES 2.2%
  FNMA,
     2.125%, 10/09/07 ..................................................................     10,880,000,000   JPY        89,868,979
     1.75%, 3/26/08 ....................................................................      3,050,000,000   JPY        25,265,779
                                                                                                                    ----------------
                                                                                                                        115,134,758
                                                                                                                    ----------------
  TOTAL BONDS (COST $3,884,502,444) ....................................................                              4,152,750,795
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 18.6%
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 15.5%
  EGYPT 4.4%
l Egypt Certificate of Deposit, 9/12/07 ................................................        117,000,000   EGP        20,146,287
l Egypt Treasury Bills, 6/19/07 - 4/01/08 ..............................................      1,245,550,000   EGP       211,161,969
                                                                                                                    ----------------
                                                                                                                        231,308,256
                                                                                                                    ----------------
  MALAYSIA 3.8%
l Malaysia Treasury Bills, 11/01/07 - 2/28/08 ..........................................        686,545,000   MYR       197,773,373
                                                                                                                    ----------------
  NORWAY 5.6%
l Norway Treasury Bills, 9/19/07 - 3/19/08 .............................................      1,827,765,000   NOK       294,148,065
                                                                                                                    ----------------
  SWEDEN 0.5%
l Sweden Treasury Bill, 12/19/07 .......................................................        166,215,000   SEK        23,568,727
                                                                                                                    ----------------
  THAILAND 1.2%
l Thailand Treasury Bills, 12/06/07 - 1/10/08 ..........................................      2,215,013,000   THB        62,800,550
                                                                                                                    ----------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $792,393,208) ...................                                809,598,971
                                                                                                                    ----------------
  TIME DEPOSIT (COST $160,205,000) 3.1%
  UNITED STATES 3.1%
  Deutsche Bank AG, 5.31%, 6/01/07 .....................................................        160,205,000             160,205,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $952,598,208) .....................................                                969,803,971
                                                                                                                    ----------------


6 | Quarterly Statement of Investments

Templeton Income Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL BOND FUND                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (COST $4,837,100,652) 98.4% ........................................                            $ 5,122,554,766
  NET UNREALIZED GAIN ON FORWARD CONTRACTS 0.2% ........................................                                 11,009,774
  OTHER ASSETS, LESS LIABILITIES 1.4% ..................................................                                 74,771,944
                                                                                                                    ----------------
  NET ASSETS 100.0% ....................................................................                            $ 5,208,336,484
                                                                                                                    ----------------

CURRENCY ABBREVIATIONS

AUD  - Australian Dollar
BRL  - Brazilian Real
CAD  - Canadian Dollar
EGP  - Egyptian Pound
EUR  - Euro
IDR  - Indonesian Rupiah
ISK  - Iceland Krona
JPY  - Japanese Yen
KRW  - South Korean Won
MXN  - Mexican Peso
MYR  - Malaysian Ringgit
NOK  - Norwegian Krone
NZD  - New Zealand Dollar
PEN  - Peruvian Nuevo Sol
PLN  - Polish Zloty
SEK  - Swedish Krona
SGD  - Singapore Dollar
SKK  - Slovak Koruna
THB  - Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

FNMA - Federal National Mortgage Association
FRN  - Floating Rate Note
GDP  - Gross Domestic Product

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

e Principal amount is stated in 1000 Brazilian Real Units.

f Redemption price at maturity is adjusted for inflation.

g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $92,910,209, representing 1.78% of net assets.

h Principal amount is stated in 100 Mexican Peso Units.

i Rounds to less than 0.1% of net assets.

j A supranational organization is an entity formed by two or more central governments through international treaties.

k Security purchased on a when-issued or delayed delivery basis.

l The security is traded on a discount basis with no stated coupon rate.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Income Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Templeton Global Bond Fund (the Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


8 | Quarterly Statement of Investments

Templeton Income Trust

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 4,878,206,738
                                                                ================

Unrealized appreciation .....................................   $   272,667,967
Unrealized depreciation .....................................       (28,319,939)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $   244,348,028
                                                                ================

4. FORWARD EXCHANGE CONTRACTS

At May 31, 2007, the Fund had the following forward exchange contracts outstanding:

--------------------------------------------------------------------------------------------------------------
                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                   AMOUNT a             DATE          GAIN           LOSS
--------------------------------------------------------------------------------------------------------------
   CONTRACTS TO BUY
      2,600,000,000  Japanese Yen ...........       22,489,657         7/17/07    $         --   $   (989,591)
        279,175,000  Japanese Yen ...........        2,500,000         9/04/07              --       (177,135)
        400,000,000  Indonesian Rupiah ......       12,952,026 NZD     9/21/07         368,798             --
        980,000,000  Iceland Krona ..........       13,105,108        10/09/07       2,337,992             --
        748,600,000  Indonesian Rupiah ......       24,847,956 NZD    10/29/07         239,699             --
        222,500,000  Indonesian Rupiah ......        7,497,389 NZD    10/29/07              --        (10,355)
        505,000,000  Indonesian Rupiah ......       17,318,244 NZD    10/30/07              --       (243,302)
      1,719,248,100  Japanese Yen ...........       14,750,192        11/13/07              --       (320,779)
      1,913,894,500  Japanese Yen ...........       16,603,579        11/20/07              --       (526,535)
        415,586,250  Japanese Yen ...........        3,666,981        12/05/07              --       (169,609)
         11,346,000  Romania Leu-New ........        3,321,623 EUR    12/27/07              --        161,219
     22,547,205,800  Japanese Yen ...........       22,200,000         1/07/08              --       (679,272
      2,590,384,500  Kazakhstan Tenge .......       21,285,000         1/16/08              --        (57,753)
      5,108,250,000  Kazakhstan Tenge .......       42,000,000         1/18/08              --       (140,955)
        285,600,000  Japanese Yen ...........        2,487,112         1/22/08              --        (69,805)
      3,702,898,500  Kazakhstan Tenge .......       30,000,000         2/06/08         334,899             --
        987,680,000  Kazakhstan Tenge .......        8,000,000         2/07/08          91,162             --
      2,614,149,000  Kazakhstan Tenge .......       21,300,000         3/25/08         109,337             --
      5,203,780,000  Japanese Yen ...........       44,766,327         5/27/08              --        (65,210)
  CONTRACTS TO SELL
         13,836,250  New Zealand Dollar .....      413,842,229 INR     7/27/07              --         65,888
        121,591,935  Mexican Peso ...........    5,967,732,151 CLP     8/16/07              --         79,046
         84,372,354  Mexican Peso ...........    4,117,033,382 CLP     8/20/07              --         10,991
         68,659,949  Mexican Peso ...........    3,292,519,188 CLP     9/12/07              --        (92,374)
         25,676,395  Mexican Peso ...........    1,223,993,727 CLP     9/14/07              --        (48,118)
          4,940,820  Euro ...................      743,692,226 JPY    12/06/07              --       (427,830)
        200,215,434  Mexican Peso ...........      804,886,066 INR     1/22/08       1,206,472             --
        505,362,025  Mexican Peso ...........    2,025,238,315 INR     1/25/08       2,887,364             --
        216,924,835  Mexican Peso ...........      865,703,632 INR     2/27/08       1,137,649             --
        447,033,642  Mexican Peso ...........    1,769,627,375 INR     2/28/08       1,994,843             --
        113,621,907  Mexican Peso ...........      450,908,537 INR     3/03/08         533,737             --
        270,615,912  Mexican Peso ...........   52,872,936,867 COP     4/22/08       2,617,606             --


                                          Quarterly Statement of Investments | 9

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                   AMOUNT a             DATE          GAIN           LOSS
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
        119,627,943  Mexican Peso ...........       22,747,280 BRL     4/22/08    $    502,751   $         --
        199,645,309  Mexican Peso ...........   37,659,094,599 COP     5/06/08       1,230,885             --
        199,917,227  Mexican Peso ...........       37,893,972 BRL     5/07/08         768,372             --
         99,715,204  Mexican Peso ...........       19,004,956 BRL     5/08/08         435,010             --
        479,077,300  Mexican Peso ...........    1,808,277,269 INR     5/21/08              --        (35,144)
        435,023,162  Mexican Peso ...........    4,722,350,433 KZT     5/27/08              --       (902,292)
        373,990,238  Mexican Peso ...........    4,013,812,830 KZT     5/29/08              --     (1,147,887)
                                                                                  ----------------------------
           UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ...............   $ 17,113,719   $ (6,103,945)
                                                                                  ----------------------------
              NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS ...............                  $ 11,009,774
                                                                                                 =============

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
NZD - New Zealand Dollar

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments










Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust



By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007